Cover	Jan. 15, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On January 19, 2021, United States Steel Corporation (the "Corporation") filed a Current Report on Form 8-K (the "Original Report") to announce the completion of its acquisition, through a wholly owned subsidiary of the Corporation, of the remaining ownership interest in Big River Steel Holdings LLC and BRS Stock Holdco LLC and their subsidiaries (the "Acquisition"). This Amendment No. 1 to the Original Report is being filed to provide the financial statements and pro forma financial information required by Items 9.01(a) and 9.01(b), respectively, of Form 8-K. The pro forma financial information gives effect to certain pro forma events related to the Acquisition and related transactions, and has been presented for informational purposes only. It does not purport to project the future financial position or operating results of the Corporation following the Acquisition.
Document Period End Date	Jan. 15, 2021
Entity File Number	1-16811
Entity Registrant Name	United States Steel Corporation
Entity Central Index Key	0001163302
Entity Tax Identification Number	25-1897152
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Grant Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219-2800
City Area Code	412
Local Phone Number	433-1121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	X
Security Exchange Name	NYSE
Chicago Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	X
Security Exchange Name	CHX